Stock Issuance	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Stock Issuance

Note 9:  Stock Issuance

On October 25, 2012, the Company issued 67,500 common shares to the investors of the Private Placement Offering Memorandum for the $67,500 received prior to this issuance.

On October 25, 2012, the Company converted the two promissory notes payable in amounts of $16,000 and $10,000 to common shares through the offering of the Private Placement Offering Memorandum for 26,000 common shares at $1.00 per share.

On November 2, 2012, the Company issued 20,000 common shares at a price of $1.00 per share for a total of $20,000 through a Private Placement Offering.

On January 23, 2013, the Company issued 20,000 common shares at a price of $1.00 per share for a total of $20,000 through a Private Placement Offering.

On February 19, 2013, the Company issued 100,000 common shares at a price of $1.00 per share for a total of $100,000 through a Private Placement Offering.

On April 3, 2013, the Company issued 30,000 common shares at a price of $1.00 per share for a total of $30,000 through a Private Placement Offering.

On May 14, 2013, the Company received $5,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 5,000 common shares.

On June 12, 2013, the Company received $10,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 10,000 common shares.

On June 26, 2013, the Company received $10,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 10,000 common shares.

On July 1, 2013, the Company received $24,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 24,000 common shares.

On July 16, 2013, the Company received $12,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 12,000 common shares.

On July 23, 2013 common shares were issued at a price of $1.00 per share for a total of 10,000 common shares in exchange for $10,000 worth of consulting expenses.

On July 31, 2013, the Company received $10,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 10,000 common shares.

On September 6, 2013, the Company received $5,000 through a Private Placement Offering.  The common shares were issued at a price of $1.00 per share for a total of 5,000 common shares.

On March 5, 2013, the Board of Directors approved a resolution to draft an employee stock option plan , subject to further discussion, review and implementation by the board.  On September 20, 2013, the Board unanimously agreed to delay implementation of the stock option plan until the fiscal year ending September 30, 2014.

Note 8: Stock Issuance There were no stock issuances during the three months ended December 31, 2013.